CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Current assets:
Cash and cash equivalents	$ 22,514	$ 14,371
Time deposits maturing over three months	783	371
Marketable securities (note 3)	19,441	24,446
Accounts receivable, less allowances for doubtful accounts of $658 and $954 at March 31, 2019 and 2020, respectively	12,301	15,734
Inventories (note 4)	8,578	13,030
Prepaid expenses and other current assets (note 5)	1,752	2,006
Total current assets	65,369	69,958
Property, plant and equipment, net (note 6)	28,586	30,211
Goodwill (note 2)
Time deposits maturing over twelve months	1,424
Total assets	95,379	100,169
Current liabilities:
Accounts payable	4,604	6,253
Accrued payroll and employee benefits	6,077	5,676
Customer deposits	1,172	1,298
Other accrued liabilities (note 7)	1,718	1,662
Income taxes payable	735	657
Total current liabilities	14,306	15,546
Deferred income tax liabilities (note 8)	751	659
Total liabilities	15,057	16,205
Commitments and contingencies (note 10)
Shareholders' equity:
Common shares nil par value; authorized 30,000,000 shares; 17,031,810 and 17,061,810 shares issued as of March 31, 2019 and 2020, respectively; 15,885,239 and 15,915,239 shares outstanding as of March 31, 2019 and 2020, respectively	53,143	53,063
Treasury stock at cost; 1,146,571 shares as of March 31, 2019 and 2020 (note 12)	(2,821)	(2,821)
Additional paid-in capital	7,989	8,005
Accumulated other comprehensive income	5,316	5,316
Retained earnings	16,695	20,401
Total shareholders' equity	80,322	83,964
Total liabilities and shareholders' equity	$ 95,379	$ 100,169